SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
(the "Fund")

Supplement Dated August 9, 2024
to the Class F Prospectus, dated January 31, 2024, as amended on May 15, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund and the Fund's Subsidiary

PanAgora Asset Management, Inc. no longer serves as a sub-adviser to the Fund or to the Accumulation Commodity Strategy Subsidiary Ltd, a subsidiary of the Fund. As such, all references to PanAgora Asset Management, Inc. are hereby deleted from the Prospectus.

Additionally, in the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Manager," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Timothy J. Sauermelch, CFA	Since 2024	Portfolio Manager

Under the section titled "Investment Adviser," the last paragraph is hereby deleted and replaced with the following:

SIMC serves as investment adviser to the Funds. Mr. Barbaneagra directly manages a portion of the assets of the Multi-Asset Income Fund, and Mr. Sauermelch directly manages a portion of the assets of the Multi-Asset Accumulation Fund. Eugene Barbaneagra, CFA, serves as Portfolio Manager for the Multi-Asset Income Fund. Mr. Barbaneagra serves as a Portfolio Manager within the Investment Management Unit. Mr. Barbaneagra is responsible for portfolio strategy of US and Global Managed Volatility Funds and a number of core Global Equity Funds. Prior to joining SEI in 2002, Mr. Barbaneagra worked with the Vanguard Group. Mr. Barbaneagra earned his Bachelor of Science degrees in Business Administration/Finance and Management of Information Systems from Drexel University. Mr. Barbaneagra also earned his Master of Science in Risk Management and Financial Engineering from Imperial College London. Mr. Barbaneagra is a CFA charterholder and a member of UK Society of Investment Professionals.

Timothy J. Sauermelch, CFA, serves as a Portfolio Manager for the Multi-Asset Accumulation Fund. Mr. Sauermelch is a Portfolio Manager with the SEI Fixed Income Portfolio Management Team. In this capacity, he is responsible for the management of fixed income portfolios including evaluating current market opportunities and providing fundamental and relative value assessments across various fixed income asset class and sectors. Portfolios managed by Mr. Sauermelch consist of US government securities, inflation linkers, investment grade corporate debt and floating-rate instruments. Mr. Sauermelch is a CFA Charterholder and a member of the CFA Institute and The CFA Society of Philadelphia. He earned a Masters of Business Administration with a concentration in Finance from Villanova University and graduated summa cum laude from Kutztown University of Pennsylvania with a Bachelor of Science in Finance and a minor in Economics. Mr. Sauermelch also holds the FINRA Series 65 license.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1535 (08/24)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
(the "Fund")

Supplement Dated August 9, 2024
to the Class Y Prospectus, dated January 31, 2024, as amended on April 5, 2024 and May 15, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund and the Fund's Subsidiary

PanAgora Asset Management, Inc. no longer serves as a sub-adviser to the Fund or to the Accumulation Commodity Strategy Subsidiary Ltd, a subsidiary of the Fund. As such, all references to PanAgora Asset Management, Inc. are hereby deleted from the Prospectus.

Additionally, in the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Manager," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Timothy J. Sauermelch, CFA	Since 2024	Portfolio Manager

Under the section titled "Investment Adviser," the last paragraph is hereby deleted and replaced with the following:

SIMC serves as investment adviser to the Funds. Mr. Barbaneagra directly manages a portion of the assets of the Multi-Asset Income Fund, and Mr. Sauermelch directly manages a portion of the assets of the Multi-Asset Accumulation Fund. Eugene Barbaneagra, CFA, serves as Portfolio Manager for the Multi-Asset Income Fund. Mr. Barbaneagra serves as a Portfolio Manager within the Investment Management Unit. Mr. Barbaneagra is responsible for portfolio strategy of US and Global Managed Volatility Funds and a number of core Global Equity Funds. Prior to joining SEI in 2002, Mr. Barbaneagra worked with the Vanguard Group. Mr. Barbaneagra earned his Bachelor of Science degrees in Business Administration/Finance and Management of Information Systems from Drexel University. Mr. Barbaneagra also earned his Master of Science in Risk Management and Financial Engineering from Imperial College London. Mr. Barbaneagra is a CFA charterholder and a member of UK Society of Investment Professionals.

Timothy J. Sauermelch, CFA, serves as a Portfolio Manager for the Multi-Asset Accumulation Fund. Mr. Sauermelch is a Portfolio Manager with the SEI Fixed Income Portfolio Management Team. In this capacity, he is responsible for the management of fixed income portfolios including evaluating current market opportunities and providing fundamental and relative value assessments across various fixed income asset class and sectors. Portfolios managed by Mr. Sauermelch consist of US government securities, inflation linkers, investment grade corporate debt and floating-rate instruments. Mr. Sauermelch is a CFA Charterholder and a member of the CFA Institute and The CFA Society of Philadelphia. He earned a Masters of Business Administration with a concentration in Finance from Villanova University and graduated summa cum laude from Kutztown University of Pennsylvania with a Bachelor of Science in Finance and a minor in Economics. Mr. Sauermelch also holds the FINRA Series 65 license.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1536 (08/24)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
(the "Fund")

Supplement Dated August 9, 2024
to the Statement of Additional Information (the "SAI"), dated January 31, 2024, as amended on April 16, 2024 and May 15, 2024

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund and the Fund's Subsidiary

PanAgora Asset Management, Inc. no longer serves as a sub-adviser to the Fund or to the Accumulation Commodity Strategy Subsidiary Ltd, a subsidiary of the Fund. As such, all references to PanAgora Asset Management, Inc. are hereby deleted from the SAI.

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "Portfolio Management," under the sub-heading titled "SIMC," the following text is added under "Ownership of Fund Shares" in the appropriate alphabetical order thereof:

Portfolio Manager	Dollar Range of Fund Shares
Timothy J. Sauermelch, CFA*	$0

*  This information is provided as of March 31, 2024

In addition, under the same sub-heading, the following text is hereby added under "Other Accounts" in the appropriate alphabetical order thereof:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Timothy J. Sauermelch, CFA*	72	$93,965.57	29	$11,422.88	6	$4,537.03

*  This information is provided as of March 31, 2024.

No account listed above is subject to a performance-based advisory fee.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1537 (08/24)